Condensed Consolidated Balance Sheets (Current Period Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 130	$ 183
Short-term investment, available-for-sale	184	0
Other receivable	168	0
Other current assets	33
Total current assets	515	183
Property and equipment, net	1
Other assets	45
Intangible assets, net	7,166	7,612
Total assets	7,727	7,795
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Notes payable, net of discounts (including $250, $232 and $0 to related parties, respectively)	250	326
Accounts payable	628	82
Accrued expenses (including $1,216, $724 and $0 to related parties, respectively)	2,113	1,072
Liability to related party under shared services agreement	211	138	18
Total current liabilities	3,202	1,618	18
Commitments and contingencies
Note payable to related party, net of discount		78
Subordinated convertible debt with an embedded convertible option, at fair value	5,833	2,137
Estimated royalty obligations	3,965	4,000
Total liabilities	13,000	7,833
Preferred Stock ($10 par value; shares authorized 5,000; shares issued and outstanding, 411 and 0, respectively)	4,108
Common shares ($.01 par value; shares authorized 50,000, 50,000 and nil; shares issued and outstanding, 1,071, 7,021 and nil, respectively)	11	70
Additional paid-in-capital	643	1,515
Accumulated deficit during the development stage	(9,981)	(1,623)	(18)
Accumulated other comprehensive loss	(54)
Total stockholders’ deficit	(5,273)	(38)	(18)
Total liabilities and stockholders’ deficit	$ 7,727	$ 7,795